SCHEDULE COMPOSITION OF NET LEASE COST (Details) - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Short-term lease costs	$ 3,000	$ 2,899
Operating lease costs	17,333	26,000
Amortization of right-to-use asset	5,492	5,492
Interest on lease liability	3,272	4,024
Total lease costs	$ 29,097	$ 38,415